Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 85	$ 76
Stock Options [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	5	6
TSRUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	54	39
PRSUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	23	26
Employee Stock Purchase Plan [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 3	$ 5